PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 100,876	$ 94,231
Accumulated depreciation	77,234	67,877
Property and equipment, net	23,642	26,354
Depreciation expenses	10,001	9,253	$ 8,163
Capitalized computer software costs	1,526	2,721
Computer, peripheral equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,670	78,521
Accumulated depreciation	67,275	59,696
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	10,416	10,103
Accumulated depreciation	6,684	5,382
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,790	5,607
Accumulated depreciation	$ 3,275	$ 2,799